SEGMENT INFORMATION (Details) - Schedule of Segment Reporting Information, by Segment - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Segment Reporting Information [Line Items]
Revenues, net	$ 810,380	$ 593,317	$ 2,204,434	$ 1,077,376	$ 1,762,978	$ 240,206
Costs and expenses	(869,215)	(616,103)	(2,313,270)	(1,130,739)	(2,054,326)	(158,527)
Other expense	(6,414)	(3,385)	(10,876)	(9,200)	(44,166)	(15,961)
	(65,249)	(26,171)	(119,712)	(62,563)	(335,514)	65,718
Corporate expenses	(14,381,845)	(1,672,064)	(16,852,085)	(6,813,387)	(8,450,763)	(6,995,857)
Net loss	(14,447,094)	(1,698,235)	(16,971,797)	(6,875,950)	(8,786,277)	(6,930,139)
Security and Cash Management [Member]
Segment Reporting Information [Line Items]
Revenues, net	560,713	503,703	1,599,907	897,807	1,490,832
Costs and expenses	(528,916)	(521,099)	(1,604,932)	(929,421)	(1,611,201)
	31,797	(17,396)	(5,025)	(31,614)	(120,369)
Marketing and Products [Member]
Segment Reporting Information [Line Items]
Revenues, net	106,402	9,494	222,541	34,861	60,564	85,147
Costs and expenses	(164,543)	(28,328)	(325,640)	(112,919)	(248,646)	(125,489)
	(58,141)	(18,834)	(103,099)	(78,058)	(188,082)	(40,342)
Consulting and Advisory[Member]
Segment Reporting Information [Line Items]
Revenues, net	117,700	52,295	288,588	52,295	110,800	40,000
Costs and expenses	(162,404)	(63,519)	(345,967)	(63,519)	(162,428)	(30)
	(44,704)	(11,224)	(57,379)	(11,224)	(51,628)	39,970
Finance And Real Estate [Member]
Segment Reporting Information [Line Items]
Revenues, net	25,565	27,825	93,398	92,413	100,782	115,059
Costs and expenses	(13,352)	(3,157)	(36,731)	(24,880)	(32,051)	(33,008)
Other expense	(6,414)	(3,385)	(10,876)	(9,200)	(44,166)	(15,961)
	$ 5,799	$ 21,283	$ 45,791	$ 58,333	$ 24,565	$ 66,090